Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 10,472,446	$ 10,444,504	$ 8,692,242
Less: Accumulated depreciation	(3,394,965)	(3,250,242)	(2,425,499)
Property, plant and equipment, net	7,077,481	7,194,262	6,266,743
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,045,976	3,037,848	2,949,493
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,989,606	2,981,424	2,758,704
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	89,372	89,134	86,828
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	100,912	100,851	26,783
Apple Orchard [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,113,038	1,110,067	1,041,377
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,133,542	$ 3,125,180	$ 1,829,057